Schedule of Nonvested Share Activity (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Equity Schedule Of Nonvested Share Activity 1	$ 2,286,000
Equity Schedule Of Nonvested Share Activity 2	0.78
Equity Schedule Of Nonvested Share Activity 3	$ 960,000
Equity Schedule Of Nonvested Share Activity 4	0.59
Equity Schedule Of Nonvested Share Activity 5	$ (805,200)
Equity Schedule Of Nonvested Share Activity 6	0.78
Equity Schedule Of Nonvested Share Activity 7	$ (328,000)
Equity Schedule Of Nonvested Share Activity 8	0.77
Equity Schedule Of Nonvested Share Activity 9	$ 2,112,800
Equity Schedule Of Nonvested Share Activity 10	0.70